dividends per share	6 Months Ended
Jun. 30, 2024
dividends per share
dividends per share
13	dividends per share
(a)	TELUS Corporation Common Share dividends declared

Six-month periods ended June 30
(millions except per share amounts)
TELUS Corporation	Declared		Paid to
Common Share dividends	Effective	Per share	shareholders	Total
2024
Quarter 1 dividend	Mar. 11, 2024	$0.3761	Apr. 1, 2024	$554
Quarter 2 dividend	Jun. 10, 2024	0.3891	July 2, 2024	577
		$0.7652		$1,131
2023
Quarter 1 dividend	Mar. 10, 2023	$0.3511	Apr. 3, 2023	$506
Quarter 2 dividend	June 8, 2023	0.3636	July 4, 2023	526
		$0.7147		$1,032

On August 1, 2024, the Board of Directors declared a quarterly dividend of $0.3891 per share on issued and outstanding TELUS Corporation Common Shares payable on October 1, 2024, to holders of record at the close of business on September 10, 2024. The final amount of the dividend payment depends upon the number of TELUS Corporation Common Shares issued and outstanding at the close of business on September 10, 2024.

(b)	Dividend Reinvestment and Share Purchase Plan

We have a Dividend Reinvestment and Share Purchase Plan under which eligible holders of TELUS Corporation Common Shares may acquire additional TELUS Corporation Common Shares by reinvesting dividends and by making additional optional cash payments to the trustee. Under this plan, we have the option of offering TELUS Corporation Common Shares from Treasury or having the trustee acquire TELUS Corporation Common Shares in the stock market. We may, at our discretion, offer TELUS Corporation Common Shares at a discount of up to 5% from the market price under the plan. Effective with our dividends paid October 1, 2019, we offered TELUS Corporation Common Shares from Treasury at a discount of 2%. In respect of TELUS Corporation Common Shares held by eligible shareholders who have elected to participate in the plan, dividends declared during the three-month and six-month periods ended June 30, 2024, of $179 million (2023 - $175 million) and $289 million (2023 - $348 million), respectively, were to be reinvested in TELUS Corporation Common Shares.